Debt, Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Instruments [Abstract]
Schedule of Term Loans and Unamortized Discount Balances

Term Loans and unamortized discount balances are as follows (in thousands):

September 30, 2019
Debt balance	$9,333
Less debt issuance costs and discount	(8)
Long-term debt, net of issuance costs and discount	9,325
Less current portion of long-term debt	(8,000)
Add accrual of final payment	1,417
Long-term debt, net of current portion and issuance costs and discount	$2,742

Current portion of long-term debt	$8,000
Less current portion of debt issuance costs and discount	(156)
Current portion of long-term debt, net of issuance costs and discount	$7,844

Term loans and unamortized discount balances are as follows (in thousands):

	December 31,	December 31,
	2018	2017
Debt balance	$15,333	$20,000
Less debt issuance costs and discount	(115)	(345)
Long-term debt, net of issuance costs and discount	15,218	19,655
Less current portion of long-term debt	(8,000)	(5,333)
Add accrual of final payment	1,045	397
Long-term debt, net of current portion and issuance costs and discount	$8,263	$14,719

Current portion of long-term debt	$8,000	$5,333
Less current portion of debt issuance costs and discount	(233)	(321)
Current portion of long-term debt, net of issuance costs and discount	$7,767	$5,012

Schedule of Future Principal Payments for Term Loans	Future principal payments for the Term Loans are as follows (in thousands):
September 30, 2019
2019	$2,000
2020	7,333
Principal payments balance	$9,333
Future principal payments for the Term Loans are as follows (in thousands):
December 31, 2018
2019	$8,000
2020	7,333
$15,333

Schedule of Future Minimum Payments under Non-cancelable Operating Lease and Reconciliation to Operating Lease Liability

Future minimum payments under the non-cancelable facility lease and reconciliation to the operating lease liability as of September 30, 2019 were as follows (in thousands):

Operating Lease
2019	$247
2020	1,002
2021	1,031
2022	1,062
Thereafter	404
Less: Amount representing interest	(578)
Present value of lease payments	3,168
Less: Current portion of operating lease liability	(729)
Long-term operating lease liability	$2,439

As of December 31, 2018, future minimum payments under the non-cancelable operating lease are as follows (in thousands):

Operating Lease
2019	$812
2020	1,002
2021	1,031
2022	1,062
Thereafter	403
$4,310